Business combination (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about purchase price allocation [Table Text Block]
Consideration paid	$
Cash (1)	648,385
Issuance of 30,906,594 common shares (2)	445,333
1,093,718
Net assets acquired	$
Cash and cash equivalents	8,707
Other current assets	1,217
Royalty, stream and other interests	1,116,115
Current liabilities	(435)
Deferred income tax liability	(31,886)
1,093,718